Prepayments and Other Assets, Net - Schedule of Movement in the Allowance for Credit Losses of Loans Receivable (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement in the Allowance for Credit Losses of Loans Receivable [Abstract]
Balance at the beginning of the period	¥ 7	¥ 4,766
Provision for the period		5,387
Receivables written off for the period	(7)	(1,987)
Balance at the end of the period		¥ 8,166